Leases (Details Narrative) $ in Thousands	Sep. 30, 2016 USD ($)
Leases [Abstract]
Minimum future straight-lined rentals due on noncancelable leases 2017	$ 24,265
Minimum future straight-lined rentals due on noncancelable leases 2018	20,779
Minimum future straight-lined rentals due on noncancelable leases 2019	15,278
Minimum future straight-lined rentals due on noncancelable leases 2020	13,381
Minimum future straight-lined rentals due on noncancelable leases 2021	10,536
Minimum future straight-lined rentals due on noncancelable leases 2022 and subsequent years	$ 42,879